Shareholder Fees - VIPSectorFunds-InvestorComboPRO	Aug. 04, 2023 USD ($)
VIPSectorFunds-InvestorComboPRO | VIP Health Care Portfolio
Shareholder Fees:
(fees paid directly from your investment)